Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Oct. 25, 2011 USD ($)	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable ordinary shares, par value	$ 0.0001			$ 0.0001	$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375	20,070,375	20,070,375		20,070,375	20,070,375	20,070,375
Redeemable ordinary shares, shares outstanding	20,070,375	20,070,375	20,070,375		20,070,375	20,070,375	20,070,375
Ordinary shares, par value	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	457,980,262	457,980,262	431,525,432		457,980,262	457,980,262	431,525,432
Ordinary shares, shares outstanding	457,980,262	457,980,262	431,525,432		457,980,262	457,980,262	431,525,432